Schedule of Operating Lease Right of Use Assets and Lease Liabilities (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Leases
Operating lease assets	¥ 11,379	¥ 880
Lease Liabilities
Operating lease liabilities - Current	7,140	402
Operating lease liabilities - Non-current	¥ 4,239	¥ 479